Leases - Summary of Future Lease Payments to be Received Under Operating Lease Contracts for Lessor (Details) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 2,272,232	₩ 2,589,861
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	889,408	895,812
After one year but within two years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	656,257	763,682
After two years but within three years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	443,619	515,003
After three years but within four years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	217,769	312,886
After four years but within five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 65,179	₩ 102,478